Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2014
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014